Outstanding Loans and Leases - Commercial Loans TDRs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Home Loans [Member]		Dec. 31, 2011 Commercial Portfolio Segment [Member]	Dec. 31, 2011 Home Equity [Member] Home Loans [Member]		Dec. 31, 2011 Commercial Financing Receivable [Member] U.S. Commercial Commercial Portfolio Segment [Member]	Dec. 31, 2011 Commercial Financing Receivable [Member] Non-U.S. Commercial Commercial Portfolio Segment [Member]	Dec. 31, 2011 Commercial Real Estate Receivable [Member] Commercial Portfolio Segment [Member]	Dec. 31, 2011 Small Business Commercial Receivable [Member] Commercial Portfolio Segment [Member]	Dec. 31, 2011 Accounting Standards Update 2011-02 [Member] Commercial Portfolio Segment [Member]	Sep. 30, 2011 Accounting Standards Update 2011-02 [Member] Commercial Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Recorded Investment										$ 1,100	$ 1,100
Unpaid Principal Balance	11,281		3,087	899		1,381	44	1,604	58
Carrying Value	9,411	[1]	2,647	480	[1]	1,211	44	1,333	59
Net Charge-Offs	375		236	184		74		152	10
Financing Receivable, Modifications, Payment Default, Carrying Value						$ 164		$ 446	$ 68

[1]	Includes other modifications such as term or payment extensions and repayment plans.